Trade and other payables (Tables)	6 Months Ended
Jun. 30, 2019
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Summary of Trade and Other Payables

NON-CURRENT TRADE AND OTHER PAYABLES

Million US dollar	30 June 2019	31 December 2018
Indirect taxes payable	187	194
Trade payables	176	238
Deferred consideration on acquisitions	1 513	1 247
Other payables	122	138

Non-current trade and other payables	1 998	1 816

CURRENT TRADE AND OTHER PAYABLES

Million US dollar	30 June 2019	31 December 2018
Trade payables and accrued expenses	14 538	15 512
Payroll and social security payables	943	900
Indirect taxes payable	2 351	2 633
Interest payable	1 547	1 616
Consigned packaging	1 252	1 093
Dividends payable	398	331
Deferred income	33	32
Deferred consideration on acquisitions	241	163
Other payables	496	289

Current trade and other payables	21 799	22 568